CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (10,171)	$ (8,284)	$ (36,461)	$ (39,661)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	1,740	1,961	7,215	6,246
Stock-based compensation	3,362	851	6,835	5,174
Gain on receipt of nonmonetary tangible assets	0	(1,600)	(1,600)	(1,600)
Change in right-of-use assets	209	242	698	987
Non-cash issuance of warrants			0	1,940
Change in warrant valuations and cancellations	0	(58)	60	(51)
Inventory valuation adjustment			199	428
Other			(110)	0
Changes in operating assets and liabilities
Accounts receivable	(3,644)	6,349	3,226	1,754
Inventories	(6,526)	(286)	(2,128)	6,041
Prepaid expenses and other assets	745	66	(844)	521
Other long-term assets	(3)	0	(344)	0
Accounts payable	2,142	2,255	2,859	821
Accrued and other current liabilities	885	(90)	1,022	(3,565)
Other long-term liabilities	88	0	(317)	(463)
Net cash (used in) provided by operating activities	(11,173)	1,406	(19,690)	(21,428)
Cash flows from investing activities
Purchase of intangible assets	(3,437)	(1,000)	(6,099)	(3,073)
Purchases of property, equipment and software	(584)	(116)	(1,344)	(658)
Net cash used in investing activities	(4,021)	(1,116)	(7,443)	(3,731)
Cash flows from financing activities
Proceeds from issuance of common stock in connection with follow-on offering, net of underwriting discounts and commissions	76,832	0	102,672	0
Payment of deferred offering costs	(1,488)	0	(2,829)	0
Proceeds from issuance of preferred stock, net of issuance costs			0	57,989
Proceeds from exercise of stock options	1,090	148	839	854
Proceeds from exercise of warrants	3,010	0	5,702	0
Net cash provided by financing activities	79,444	148	106,384	58,843
Effect of exchange rate changes on cash and cash equivalents	10	(1)	43	(24)
Net increase in cash and cash equivalents	64,260	437	79,294	33,660
Cash and cash equivalents at beginning of period	140,275	60,981	60,981	27,321
Cash and cash equivalents at end of period	204,535	61,418	140,275	60,981
Supplemental disclosure of non-cash investing and financing activities
Intangible assets in accounts payable, accrued and other long-term liabilities	7,536	6,004	9,764	10,328
Gain on receipt of nonmonetary tangible asset	0	1,600	1,600	1,600
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 1,237	$ 383	382	1,207
Non-cash deferred offering costs			$ (300)	0
Deemed dividends				$ 2,724